Other Financial Information	12 Months Ended
Dec. 31, 2012
Other financial information [Abstract]
OTHER FINANCIAL INFORMATION [Text Block]
NOTE 23: OTHER FINANCIAL INFORMATION
The Company's 9.25% Senior Notes issued on April 15, 2011, are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc. The subsidiary guarantees are full and unconditional, as such term is defined by Regulation S-X Rule 3-10, except that the indenture governing the Senior Notes provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the Senior Notes. On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd., and HS South Inc. As a result, from July 25, 2011, all subsidiaries, except for the non-guarantor subsidiary, Hidronave South American Logistics S.A., are 100% owned. These condensed consolidating statements have been prepared on an equity basis as permitted by U.S. GAAP.
The Company revised the classification of certain cash transfers between group subsidiaries on its condensed consolidating statements of cash flows, as presented in this note, to present them as cash flows within financing activities. These amounts were previously classified as cash flows within operating activities. The impact of this revision for the year ended December 31, 2011 was to decrease cash outflows from operating activities and increase cash outflows from financing activities for Navios South American Logistics Inc. Issuer by $193,635 and decrease cash inflows from operating activities and increase cash inflows from financing activities for the guarantor subsidiaries by $193,635. The Company determined the revisions as presented in this note are not material to the consolidated financial statements taken as a whole. There was no impact on the Company's consolidated statements of cash flows.

Statement of income for the year ended December 31, 2012	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$ —	$178,579	$3,874	$(3,834)	$178,619
Sales of products	—	68,414	—		68,414
Time charter, voyage and port terminal expenses	—	(43,386	)(2,224)	3,834	(41,776)
Direct vessel expenses	—	(68,695	)(781)	—	(69,476)
Cost of products sold	—	(65,039	)—	—	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	—	(22,348	)(154)	—	(22,502)
Amortization of intangible assets	—	(4,438	)—	—	(4,438)
Amortization of deferred drydock and special survey costs	—	(1,332	)—	—	(1,332)
General and administrative expenses	(2,916	)(11,232)	(696	)—	(14,844)
Provision for losses on accounts receivable	—	(747	)—	—	(747)
Taxes other than income taxes	—	(8,212	)—	—	(8,212)
Interest expense and finance cost, net	(491	)(19,515)	(51	)—	(20,057)
Interest income	—	365	23	—	388
Foreign exchange differences	—	(316	)37	—	(279)
Other income, net	—	1,492	—	—	1,492

(Loss)/income before equity in net earnings of affiliated companies	(3,407)	3,590	28	—	211
Equity in net earnings/(losses) of affiliated companies and joint ventures	3,563	12	—	(3,575	)—

Income/(loss) before taxes	156	3,602	28	(3,575)	211
Income tax (expense)/benefit	—	(39	)4	—	(35)

Net income/(loss)	156	3,563	32	(3,575)	176
Less: Net income attributable to the noncontrolling interest	—	—	(20	)—	(20)

Net income/(loss) attributable to Navios Logistics' stockholders	$156	$3,563	$12	$(3,575)	$156

Statement of income for the year ended December 31, 2011	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$ —	$165,573	$3,915	$(3,863)	$165,625
Sales of products	—	69,063	—	—	69,063
Time charter, voyage and port terminal expenses	—	(43,309	)(2,234)	3,863	(41,680)
Direct vessel expenses	—	(62,808	)(614)	—	(63,422)
Cost of products sold	—	(66,757	)—	—	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	—	(18,006	)(174)	—	(18,180)
Amortization of intangible assets	—	(4,436	)—	—	(4,436)
Amortization of deferred drydock and special survey costs	—	(718	)—	—	(718)
General and administrative expenses	(1,904	)(11,000)	(758	)—	(13,662)
Provision for losses on accounts receivable	—	(492	)—	—	(492)
Taxes other than income taxes	—	(8,934	)—	—	(8,934)
Gain on sale of assets	—	36	—	—	36
Interest expense and finance cost, net	(2,504	)(14,506)	(64	)—	(17,074)
Interest income	251	574	18	—	843
Foreign exchange differences	—	(825	)180	—	(645)
Other income, net	—	669	—	—	669

(Loss)/income before equity in net earnings of affiliated companies	(4,157)	4,124	269	—	236
Equity in net earnings/(losses) of affiliated companies and joint ventures	3,961	134	—	(4,095	)—

(Loss)/income before taxes	(196)	4,258	269	(4,095)	236
Income tax benefit	—	344	4	—	348

Net (loss)/income	(196)	4,602	273	(4,095)	584
Less: Net income attributable to the noncontrolling interest	—	(641	)(139)	—	(780)

Net (loss)/income attributable to Navios Logistics' stockholders	$(196)	$3,961	$134	$(4,095)	$(196)

Statement of income for the year ended December 31, 2010	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$ —	$136,618	$2,133	$(1,995)	$136,756
Sales of products	—	51,217	—	—	51,217
Time charter, voyage and port terminal expenses	—	(36,202	)(1,203)	1,995	(35,410)
Direct vessel expenses	—	(49,991	)(431)	—	(50,422)
Cost of products sold	—	(47,073	)—	—	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	—	(17,655	)(74)	—	(17,729)
Amortization of intangible assets	—	(4,486	)—	—	(4,486)
Amortization of deferred drydock and special survey costs	—	(394	)—	—	(394)
General and administrative expenses	(827	)(10,829)	(554	)—	(12,210)
Provision for losses on accounts receivable	—	(652	)—	—	(652)
Taxes other than income taxes	—	(7,921	)—	—	(7,921)
Gain on sale of assets	—	52	—		52
Interest expense and finance cost, net	—	(4,469	)(57)	—	(4,526)
Interest income	—	270	28	—	298
Foreign exchange differences	—	79	(82	)—	(3)
Other income, net	—	64	—	—	64

(Loss)/income before equity in net earnings of affiliated companies	(827)	8,628	(240)	—	7,561
Equity in net earnings/(losses) of affiliated companies and joint ventures	6,427	(126	)—	(6,301	)—

Income/(loss) before taxes	5,600	8,502	(240)	(6,301)	7,561
Income tax (expense)/benefit	—	(68	)4	—	(64)

Net income/(loss)	5,600	8,434	(236)	(6,301)	7,497
Less: Net (income)/loss attributable to the noncontrolling interest	—	(2,007	)110	—	(1,897)

Net income/(loss) attributable to Navios Logistics' stockholders	$5,600	$6,427	$(126)	$(6,301)	$5,600

Balance Sheet as of December 31, 2012	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$81	$45,170	$287	$ —	$45,538
Accounts receivable, net	—	29,052	70	—	29,122
Due from affiliate companies	228,257	34,624	3,550	(266,431	)—
Intercompany receivables	10,609	—	—	(10,609	)—
Prepaid expenses and other current assets	1,304	22,171	47	—	23,522

Total current assets	240,251	131,017	3,954	(277,040)	98,182

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	354,620	1,418	—	356,038
Investments in affiliates	318,580	692	—	(319,272	)—
Goodwill and other intangible assets	—	163,237	284	—	163,521
Deferred dry dock and special survey costs, net	—	10,811	—	—	10,811
Deferred financing costs and other long term assets	5,743	2,046	3	—	7,792

Total noncurrent assets	324,323	531,406	1,705	(319,272)	538,162

Total assets	564,574	662,423	5,659	(596,312)	636,344

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	34,675	72	—	34,747
Due to affiliate companies	39,768	225,142	3,374	(266,431	)1,853
Accrued expenses	3,966	12,803	242	—	17,011
Deferred income	—	3,004	—	—	3,004
Due to related parties, net	—	3,664	—	—	3,664
Intercompany payable	—	10,609	—	(10,609	)—
Current portion of capital lease obligations	—	1,353	—	—	1,353
Current portion of long term debt	—	—	69	—	69

Total current liabilities	43,734	291,250	3,757	(277,040)	61,701

Noncurrent liabilities
Senior Notes	200,000	—	—	—	200,000
Due to related parties, net	—	8,859	—	—	8,859
Long term debt, net of current portion	—	—	529	—	529
Capital lease obligations, net of current portion	—	23,759	—	—	23,759
Other long term liabilities	—	1,573	—	—	1,573
Deferred tax liability	—	18,402	120	—	18,522

Total noncurrent liabilities	200,000	52,593	649	—	253,242

Total liabilities	243,734	343,843	4,406	(277,040)	314,943

STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	320,840	318,580	692	(319,272)	320,840
Noncontrolling interest	—	—	561	—	561

Total stockholders' equity	320,840	318,580	1,253	(319,272)	321,401

Total liabilities and stockholders' equity	$564,574	$662,423	$5,659	$(596,312)	$636,344

Balance Sheet as of December 31, 2011	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$81	$40,111	$337	$ —	$40,529
Accounts receivable, net	—	31,875	84	—	31,959
Due from affiliate companies	206,936	15,534	1,351	(223,821	)—
Intercompany receivables	11,592	—	—	(11,592	)—
Prepaid expenses and other current assets	734	12,692	38	—	13,464

Total current assets	219,343	100,212	1,810	(235,413)	85,952

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	348,529	1,559	—	350,088
Investments in affiliates	314,997	679	—	(315,676	)—
Goodwill and other intangible assets	—	167,675	284	—	167,959
Deferred dry dock and special survey costs, net	—	6,869	—	—	6,869
Deferred financing costs and other long term assets	6,399	3,964	3	—	10,366

Total noncurrent assets	321,396	527,716	1,846	(315,676)	535,282

Total assets	540,739	627,928	3,656	(551,089)	621,234

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	23,046	165	—	23,211
Due to affiliate companies	15,873	213,041	1,253	(223,821	)6,346
Accrued expenses	4,182	6,964	225	—	11,371
Deferred income	—	4,492	—	—	4,492
Intercompany payable	—	11,592	—	(11,592	)—
Current portion of capital lease obligations	—	31,221	—	—	31,221
Current portion of long term debt	—	—	69	—	69

Total current liabilities	20,055	290,356	1,712	(235,413)	76,710

Noncurrent liabilities
Senior Notes	200,000	—	—	—	200,000
Long term debt, net of current portion	—	—	599	—	599
Other long term liabilities	—	3,072	—	—	3,072
Deferred tax liability	—	19,503	125	—	19,628

Total noncurrent liabilities	200,000	22,575	724	—	223,299

Total liabilities	220,055	312,931	2,436	(235,413)	300,009

STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	320,684	314,997	679	(315,676)	320,684
Noncontrolling interest	—	—	541	—	541

Total stockholders' equity	320,684	314,997	1,220	(315,676)	321,225

Total liabilities and stockholders' equity	$540,739	$627,928	$3,656	$(551,089)	$621,234

Cash flow statement for the year ended December 31, 2012	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(86)	$24,284	$32	$ —	$24,230

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(17,620	)(12)	—	(17,632)

Net cash used in investing activities	—	(17,620)	(12)	—	(17,632)

Cash flows from financing activities
Payments of obligations under capital leases	—	(1,519	)—	—	(1,519)
Repayments of long-term debt	—	—	(70	)—	(70)
Debt issuance costs	86	(86	)—	—	—

Net cash provided by/(used in) financing activities	86	(1,605)	(70)	—	(1,589)

Net increase/(decrease) in cash and cash equivalents	—	5,059	(50)	—	5,009

Cash and cash equivalents, beginning of year	81	40,111	337	—	40,529

Cash and cash equivalents, end of year	$81	$45,170	$287	$ —	$45,538

Cash flow statement for the year ended December 31, 2011	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$5	$15,133	$(549)	$ —	$14,589

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(70,553	)(45)	—	(70,598)

Net cash used in investing activities	—	(70,553)	(45)	—	(70,598)

Cash flows from financing activities
Decrease in restricted cash	—	564	—	—	564
Proceeds from issuance of Senior Notes	200,000	—	—	—	200,000
Transfer (to)/from affiliate	(193,635	)193,635	—	—	—
Payments of obligations under capital leases	—	(1,040	)—	—	(1,040)
Repayments of long-term debt	—	(126,687	)(68)	—	(126,755)
Debt issuance costs	(6,289	)(508)	—	—	(6,797)
Acquisition of noncontrolling interest	—	(8,638	)—	—	(8,638)
Capital contributions	—	(136	)136	—	—

Net cash provided by financing activities	76	57,190	68	—	57,334

Net increase/(decrease) in cash and cash equivalents	81	1,770	(526)	—	1,325

Cash and cash equivalents, beginning of year	—	38,341	863	—	39,204

Cash and cash equivalents, end of year	$81	$40,111	$337	$ —	$40,529

Cash flow statement for the year ended December 31, 2010	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$ —	$33,495	$609	$ —	$34,104

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(14,114	)—	—	(14,114)

Net cash used in investing activities	—	(14,114)	—	—	(14,114)

Cash flows from financing activities
Proceeds from long term debt	—	293	—	—	293
Payments of obligations under capital leases	—	(1,771	)—	—	(1,771)
Repayments of long-term debt	—	(5,171	)(69)	—	(5,240)
Debt issuance costs	—	(525	)—	—	(525)
Dividends paid	—	(470	)—	—	(470)

Net cash used in financing activities	—	(7,644)	(69)	—	(7,713)

Net increase in cash and cash equivalents	—	11,737	540	—	12,277

Cash and cash equivalents, beginning of year	—	26,604	323	—	26,927

Cash and cash equivalents, end of year	$ —	$38,341	$863	$ —	$39,204